UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS SUPPLEMENTARY CASH FLOW (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Cash and cash equivalents		$ 62,059	$ 96,648	$ 115,877	$ 246,954
Restricted cash and short-term deposits		42,756	31,330	22,356	27,306
Restricted cash - non-current		135,460	141,114	149,603	155,627
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1],[2]	$ 240,275	$ 269,092	$ 287,836	$ 429,887

[1]	Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows:

	June 30,	December 31,	June 30,	December 31,
(in thousands of $)	2019	2018	2018	2017
Cash and cash equivalents	62,059	96,648	115,877	246,954
Restricted cash and short-term deposits - current	42,756	31,330	22,356	27,306
Restricted cash - non-current	135,460	141,114	149,603	155,627
	240,275	269,092	287,836	429,887